CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Ordinary shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Loss	Retained Earnings
Beginning balance (in shares) at Dec. 31, 2022		81,723,555
Beginning balance at Dec. 31, 2022	$ 8,497,963	$ 6,649	$ 6,840,306	$ 1,162	$ (171,538)	$ 1,821,384
Comprehensive income, net of tax:
Net income	116,654					116,654
Currency translation adjustment	15,500				15,500
(Loss) / gain on cash flow hedge	(3,858)				(3,858)
Total comprehensive income	128,296
Exercise of share options (in shares)		136,649
Exercise of share options	12,936	$ 9	12,927
Issue of restricted share units / performance share units (in shares)		68,218
Issue of restricted share units / performance share units	4	$ 4
Shared based compensation expense	14,658		14,658
Share issuance costs	(4)		(4)
Ending balance (in shares) at Mar. 31, 2023		81,928,422
Ending balance at Mar. 31, 2023	8,653,853	$ 6,662	6,867,887	1,162	(159,896)	1,938,038
Beginning balance (in shares) at Dec. 31, 2022		81,723,555
Beginning balance at Dec. 31, 2022	8,497,963	$ 6,649	6,840,306	1,162	(171,538)	1,821,384
Comprehensive income, net of tax:
Currency translation adjustment	4,862
(Loss) / gain on cash flow hedge	10,148
Total comprehensive income	247,262
Ending balance (in shares) at Jun. 30, 2023		82,151,049
Ending balance at Jun. 30, 2023	8,796,440	$ 6,676	6,891,494	1,162	(156,528)	2,053,636
Beginning balance (in shares) at Mar. 31, 2023		81,928,422
Beginning balance at Mar. 31, 2023	8,653,853	$ 6,662	6,867,887	1,162	(159,896)	1,938,038
Comprehensive income, net of tax:
Net income	115,598					115,598
Currency translation adjustment	(10,638)				(10,638)
(Loss) / gain on cash flow hedge	14,006				14,006
Total comprehensive income	118,966
Exercise of share options (in shares)		93,304
Exercise of share options	7,229	$ 6	7,223
Issue of restricted share units / performance share units (in shares)		129,323
Issue of restricted share units / performance share units	8	$ 8
Shared based compensation expense	16,389		16,389
Share issuance costs	(5)		(5)
Ending balance (in shares) at Jun. 30, 2023		82,151,049
Ending balance at Jun. 30, 2023	$ 8,796,440	$ 6,676	6,891,494	1,162	(156,528)	2,053,636
Beginning balance (in shares) at Dec. 31, 2023	82,495,086	82,495,086
Beginning balance at Dec. 31, 2023	$ 9,240,743	$ 6,699	6,942,669	1,162	(143,506)	2,433,719
Comprehensive income, net of tax:
Net income	187,438					187,438
Currency translation adjustment	(32,040)				(32,040)
(Loss) / gain on cash flow hedge	9,084				9,084
Total comprehensive income	164,482
Exercise of share options (in shares)		156,527
Exercise of share options	16,303	$ 10	16,293
Issue of restricted share units / performance share units (in shares)		32,192
Issue of restricted share units / performance share units	2	$ 2
Shared based compensation expense	11,121		11,121
Share issuance costs	(4)		(4)
Ending balance (in shares) at Mar. 31, 2024		82,683,805
Ending balance at Mar. 31, 2024	$ 9,432,647	$ 6,711	6,970,079	1,162	(166,462)	2,621,157
Beginning balance (in shares) at Dec. 31, 2023	82,495,086	82,495,086
Beginning balance at Dec. 31, 2023	$ 9,240,743	$ 6,699	6,942,669	1,162	(143,506)	2,433,719
Comprehensive income, net of tax:
Currency translation adjustment	(41,025)
(Loss) / gain on cash flow hedge	4,972
Total comprehensive income	$ 298,295
Ending balance (in shares) at Jun. 30, 2024	82,816,600	82,816,600
Ending balance at Jun. 30, 2024	$ 9,585,126	$ 6,720	6,988,736	1,162	(179,559)	2,768,067
Beginning balance (in shares) at Mar. 31, 2024		82,683,805
Beginning balance at Mar. 31, 2024	9,432,647	$ 6,711	6,970,079	1,162	(166,462)	2,621,157
Comprehensive income, net of tax:
Net income	146,910					146,910
Currency translation adjustment	(8,985)				(8,985)
(Loss) / gain on cash flow hedge	(4,112)				(4,112)
Total comprehensive income	133,813
Exercise of share options (in shares)		45,127
Exercise of share options	5,334	$ 3	5,331
Issue of restricted share units / performance share units (in shares)		87,668
Issue of restricted share units / performance share units	6	$ 6
Shared based compensation expense	13,336		13,336
Share issuance costs	$ (10)		(10)
Ending balance (in shares) at Jun. 30, 2024	82,816,600	82,816,600
Ending balance at Jun. 30, 2024	$ 9,585,126	$ 6,720	$ 6,988,736	$ 1,162	$ (179,559)	$ 2,768,067